Employee Benefits	6 Months Ended
Jun. 30, 2020
Employee benefits [Abstract]
Employee benefits

6. Employee benefits

	SIX MONTHS ENDED
	JUNE 30,	JUNE 30,
	2020	2019
Salaries	613,677	991,666
Pension costs	78,248	73,788
Share based compensation expense	167,908	308,181
Other employee costs and social benefits	111,671	76,573
Total employee benefits	971,504	1,450,208

Expenses for salaries for the six months ended June 30, 2020 included reimbursements of CHF 63,208 under the Swiss short-time work scheme, which was used for three months in connection with a temporary reduction in project activities due to the Covid-19 pandemic.